Equity - Revaluation Reserves and Reserve for Canceled Share Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Increase through appropriation of retained earnings	€ 3	€ 4
Revaluation reserve	51	54
Capital redemption reserve recorded	25	€ 139
Capital redemption reserve	€ 979